UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glenrock Inc.
Address: 623 Fifth Ave, Suite 3101
         New York, New York  10022

13F File Number:  028-13765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Katz
Title:     President
Phone:     212-808-7387

Signature, Place, and Date of Signing:

 /s/     Michael Katz     New York, New York     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $153,057 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AURICO GOLD INC                COM              05155C105     2804   350000 SH       SOLE                   350000        0        0
CITIGROUP INC                  COM NEW          172967424     5315   202000 SH       SOLE                   202000        0        0
CITIGROUP INC                  COM NEW          172967424     4262   162000 SH  CALL SOLE                   162000        0        0
COBALT INTL ENERGY INC         COM              19075F106    12416   800000 SH       SOLE                   800000        0        0
CREDIT SUISSE GROUP            SPONSORED ADR    225401108     7279   310000 SH       SOLE                   310000        0        0
DELL INC                       COM              24702R101     2853   195000 SH       SOLE                   195000        0        0
GENCORP INC                    COM              368682100    13770  2588415 SH       SOLE                  2588415        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     3317   285000 SH       SOLE                   285000        0        0
HASBRO INC                     COM              418056107     8196   257000 SH  CALL SOLE                   257000        0        0
HOLOGIC INC                    COM              436440101     6129   350000 SH       SOLE                   350000        0        0
HUNTINGTON INGALLS INDS INC    COM              446413106     6256   200000 SH       SOLE                   200000        0        0
INTERPUBLIC GROUP COS INC      COM              460690100     6519   670000 SH       SOLE                   670000        0        0
JPMORGAN CHASE & CO            COM              46625H100     4755   143000 SH  CALL SOLE                   143000        0        0
JPMORGAN CHASE & CO            COM              46625H100     5919   178000 SH       SOLE                   178000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     6213   545000 SH       SOLE                   545000        0        0
MEMC ELECTR MATLS INC          COM              552715104      827   209900 SH       SOLE                   209900        0        0
MICROSOFT CORP                 COM              594918104     4413   170000 SH       SOLE                   170000        0        0
MORGAN STANLEY                 COM NEW          617446448     4615   305000 SH       SOLE                   305000        0        0
MORGAN STANLEY                 COM NEW          617446448     4282   283000 SH  CALL SOLE                   283000        0        0
OMNICARE INC                   COM              681904108     5812   168700 SH       SOLE                   168700        0        0
ST JOE CO                      COM              790148100    10013   683000 SH       SOLE                   683000        0        0
SUNCOR ENERGY INC NEW          COM              867224107     6227   216000 SH       SOLE                   216000        0        0
SUNTRUST BKS INC               COM              867914103     6018   340000 SH       SOLE                   340000        0        0
SUNTRUST BKS INC               COM              867914103     4779   270000 SH  CALL SOLE                   270000        0        0
SUPERVALU INC                  COM              868536103     4872   600000 SH       SOLE                   600000        0        0
SYMANTEC CORP                  COM              871503108     5196   332000 SH       SOLE                   332000        0        0